Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2020	December 31, 2019
Customer relationships	$749,000	$749,000
Marketing related - tradename	1,368,000	1,368,000
Total intangible assets	2,117,000	2,117,000
Accumulated amortization	(735,063)	(238,156)
Intangible assets, net	$1,381,937	$1,878,844

Schedule of annual amortization expense
2021	$423,396
2022	423,396
2023	423,396
2024	111,749
Total	$1,381,937